12. Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables Tables
Other Receivables

	12.31.2017	12.31.2016
Services in progress (a)	141,959	136,085
CDE Transfer (12.1)	136,559	45,929
Credits on sales and purchases of gas (12.2)	77,279	28,313
Decommissioning in progress	44,451	43,602
Advance payments to suppliers (b)	29,016	16,493
Advance payments to employees	25,928	25,916
Advance for severance estate	19,230	11,050
Other receivables	84,345	73,096
	558,767	380,484
Current	409,351	306,933
Noncurrent	149,416	73,551
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.